Summary of significant accounting policies	12 Months Ended
Sep. 30, 2025
Summary of significant accounting policies
Summary of significant accounting policies

Note 2 – Summary of significant accounting policies

Liquidity and Going Concern

In assessing the Company’s liquidity and substantial doubt about its ability to continue as a going concern, the Company monitors and analyzes cash on-hand and operating expenditure commitments. The Company’s liquidity needs are to meet working capital requirements and operating expense obligations. To date, the Company financed its operations primarily through equity or convertible securities financing activities.

The accompanying financial statements do not include any adjustments or classifications that may result from the possible inability of the Company to continue as a going concern. The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The Company recorded net loss of $11.1 million accumulated deficit of $27.9 million and net cash used in operating activities of $2.0 million for the year ended September 30, 2025. The above matters raise substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

In evaluating if there is substantial doubt about the ability to continue as a going concern, the Company is trying to alleviate the going concern risk through (1) collection from accounts receivables and other receivables, (2) by bringing in strategic investors to supplement funding; and (3) equity or debt financing to meet its anticipated working capital requirements for at least the next 12 months. From the operational perspective, the Company has the following initiatives to alleviate the going concern risk by:

(1) improve accounts receivable management, strengthen collection by shorten the collection cycle and improve cash flow, optimize credit policy by strictly review customer credit and reduce bad debt risk, using factoring or financing which would relieve cash flow pressure through accounts receivable financing.

(2) strategic adjustments through business restructuring, divesting loss making businesses and focus on profitable business, and by acquiring new technologies or market share through mergers and acquisitions or collaborations to enhance competitiveness.

(3) technological innovation and digital transformation to improve production efficiency and product competitiveness, optimizing operations and customer experience through digital means.

(4) increase income through expanding the market, entering new markets or launching new products to increase revenue sources, subject to the market conditions by raising prices appropriately to improve profit margins, strengthening sales and optimizing sales strategies to increase customer order volumes.

The Company may, however, need additional capital in the future to fund our further expansion. If the Company determines that its cash requirements exceed the amount of cash and cash equivalents it has on hand at the time, the Company may seek to issue equity or debt securities or obtain credit facilities. The issuance and sale of additional equity would result in further dilution to shareholders of the Company. In addition, as of September 30, 2025, the Company has positive working capital of $61.0 million, net assets and shareholders’ surplus position of $102.0 million.

The Company prepared the consolidated financial statements assuming the Company will continue as a going concern. However, there is no assurance that the measures above can be achieved as planned. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Basis of presentation and principles of consolidation

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

The consolidated financial statements include the financial statements of the Company and its subsidiaries. Subsidiaries are all entities (including structured entities) over which the Company has control. The Company controls an entity when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are de-consolidated from the date on which control ceases.

In preparing the consolidated financial statements, transactions, balances and unrealized gains on transactions between group entities are eliminated. Unrealized losses are also eliminated unless the transactions provide evidence of an impairment indicator of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Company.

Use of estimates

In preparing the consolidated financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the dates of the consolidated financial statements, as well as the reported amounts of revenue and expenses during the reporting periods. Significant items subject to such estimates and assumptions include, but are not limited to, the valuation of inventory, accounts receivable, advances to suppliers, other receivables, useful lives of biological assets, property and equipment and land use right, the recoverability of long-lived assets, provision necessary for contingent liabilities, revenue recognition, and realization of deferred tax assets. Actual results could differ from those estimates.

Accounts receivable

Accounts receivable are presented net of an allowance for credit losses. The Company maintains an allowance for credit losses for estimated losses. The Company reviews its accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. The Company makes estimates of expected credit losses for the allowance for credit losses based on assessment of various factors, including historical experience, the age of the accounts receivable balances, credit quality of certain accounts receivables, current economic conditions, reasonable and supportable forecasts of future economic conditions and other factors that may affect its ability to collect from the counterparties. Uncollectible accounts receivables are written off when a settlement is reached for an amount that is less than the outstanding historical balance or when the Company has determined that is not probable for the balance to be collected.

Inventories

The Company values its inventory at the lower of cost, determined on a first-in first-out basis, or net realizable value. Costs include the cost of raw materials, freight, direct labor, and related production overhead. Net realizable value is estimated using selling price in the normal course of business less any costs to complete and sell products. The Company reviews its inventory periodically to determine if any reserves are necessary for potential obsolescence or if the carrying value exceeds net realizable value.

The costs of forestry inventories are transferred from biological assets at their costs at the point of harvest. The cost of inventories also includes capitalized production costs, including labor, materials, post-harvest costs, and depreciation. Inventoried costs are transferred to cost of goods sold in the same period as when the products are sold.

Forestry inventories, capitalized production costs, and biological asset adjustments are measured at the lower of cost or net realizable value. The amount of any write-down of inventories to net realizable value and all losses of inventories are recognized as an expense in the period when the write-down or loss occurs.

Advances to suppliers

Advances to suppliers consist of balances paid to suppliers for services and materials that have not been provided or received. The Company reviews its advances to suppliers on a periodic basis and makes general and specific allowances when there is doubt as to the ability of a supplier to provide supplies to the Company or refund an advance.

Other receivables and loan to a third party

Other receivables and loan to a third party are presented net of an allowance for credit losses. The Company maintains an allowance for credit losses for estimated losses. The Company reviews its other receivables and loan to a third party on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Company considers many factors, including the age of the balance, the customer’s payment history and current credit-worthiness, and current economic trends. Accounts are written off after efforts at collection prove unsuccessful.

Long-term investments

The Company invests from time to time in equity securities of private companies. If the Company determines that the Company has control over these companies, the Company includes them in the consolidated financial statements. If the Company determines that the Company does not have control over these companies, the Company then determines if the Company has an ability to exercise significant influence via voting interests, board representation or other business relationships.

The Company accounts for the investments where the Company exercises significant influence using either an equity method of accounting or at fair value by electing the fair value option under Accounting Standards Codification (“ASC”) Topic 825, Financial Instruments. If the fair value option is applied to an investment that would otherwise be accounted for under the equity method, the Company applies it to all its financial interests in the same entity (equity and debt, including guarantees) that are eligible items. All gains and losses from fair value changes, unrealized and realized, are presented as changes in fair values of equity and long-term investments, net on the consolidated statements of income.

If the Company concludes that it does not have an ability to exercise significant influence over an investee, the Company may elect to account for the security without a readily determinable fair value using the measurement alternative under ASC Topic 312, Investments – Equity Securities. This measurement alternative allows the Company to measure the equity investment at its cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer.

The Company’s long-term investments are equity method investments. Investee companies over which the Company has the ability to exercise significant influence but does not have a controlling interest through investment in common shares or in-substance common shares, are accounted for using the equity method. Significant influence is generally considered to exist when the Company has an ownership interest in the voting stock of the investee between 20% and 50%, and other factors, such as representation on the investee’s board of directors, voting rights and the impact of commercial arrangements, are also considered in determining whether the equity method of accounting is appropriate.

Under the equity method, the Company initially records its investment at cost and subsequently recognizes the Company’s proportionate share of each equity investee’s net income or loss after the date of investment into net loss and accordingly adjusts the carrying amount of the investment. The Company reviews its equity method investments for impairment whenever an event or circumstance indicates that any other-than-temporary impairment has occurred. The Company considers available quantitative and qualitative evidence in evaluating potential impairment of its equity method investment.

An impairment charge is recorded when the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary. As of September 30, 2025 and 2024, the Company had no impairment for long-term investments.

Biological assets

Biological assets mainly consist forest for future wood harvest and sales, of which the Company owned 27 forest right certificates with expiry dates ranging from August 2053 to December 2076 and with an aggregate area of 14.5 square miles. Biological assets are initially measured at cost and subsequently depreciated on a straight-line basis over its estimated useful lives, ranging from 30 to 54 years depending on the expiry dates of those 27 forest right certificates. The Company capitalizes all related direct and indirect costs of production to the biological assets at costs at each reporting date. At the point of harvest, the biological assets are transferred to inventory at their costs.

Property and equipment

Property and equipment are stated at cost less accumulated depreciation. The cost of an asset comprises its purchase price and any directly attributable costs of bringing the asset to its present working condition and location for its intended use.

Depreciation is computed on a straight-line basis over the estimated useful lives of the related assets. The estimated useful lives for significant property, and equipment are as follows:

Categories	Useful life
Property and buildings	20 years
Machinery and equipment	10 years
Vehicles	4 years
Office equipment	3 - 5 years

Expenditures for maintenance and repair, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the consolidated statements of income (loss) and comprehensive income (loss) in income from operations.

Construction-in-progress represents property and buildings under construction and consists of construction expenditures, equipment procurement, and other direct costs attributable to the construction. Construction-in-progress is not depreciated. Upon completion and ready for intended use, construction-in-progress is reclassified to the appropriate category within property, and equipment.

Land use right

Land use right is recorded at cost less accumulated amortization. Amortization is provided on a straight-line basis over the estimated useful life which is 50 years and represents the shorter of the estimated usage period or the terms of the agreement.

Impairment of long-lived assets

The Company reviews long-lived assets, including definitive-lived intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the estimated cash flows from the use of the asset and its eventual disposition are below the asset’s carrying value, then the asset is deemed to be impaired and written down to its fair value. There were no impairments of these assets as of September 30, 2025 and 2024.

Leases

The Company accounts for leases following ASC 842, Leases (“Topic 842”).

The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, current portion of obligations under operating leases, and obligations under operating leases, non-current on the Company’s consolidated balance sheets.

Operating lease ROU assets and operating lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date. As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of future payments. The operating lease ROU asset also includes any lease payments made and excludes lease incentives and includes initial direct costs incurred. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Lease expenses for minimum lease payments are recognized on a straight-line basis over the lease term.

The Company adopted the practical expedient that allows lessees to treat the lease and non-lease components of a lease as a single lease component. Non-lease components include payments for building management services, utilities and property taxes. It separates the non-lease components from the lease components to which they relate.

The Company evaluates the impairment of its right-of-use assets consistent with the approach applied for its other long-lived assets. The Company reviews the recoverability of its long-lived assets when events or changes in circumstances occur that indicate that the carrying value of the asset may not be recoverable. The assessment of possible impairment is based on its ability to recover the carrying value of the asset from the expected undiscounted future pre-tax cash flows of the related operations. The Company has elected to include the carrying amount of finance and operating lease liabilities in any tested asset group and include the associated lease payments in the undiscounted future pre-tax cash flows. As of September 30, 2025 and 2024, the Company did not have any impairment loss for its operating lease right-of-use assets.

Fair value of financial instruments

The Company applies ASC 820, Fair Value Measurements and Disclosures (“ASC 820”). ASC 820 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

•	Level 1 - Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.
•

Level 2 - Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

•

Level 3 - Inputs are unobservable inputs which reflect the reporting entity’s own assumptions about what assumptions market participants would use in pricing the asset or liability based on the best available information.

Any transfers of assets or liabilities between Level 1, Level 2, and Level 3 of the fair value hierarchy will be recognized at the end of the reporting period in which the transfer occurs. There were no transfers between fair value levels in any of the periods presented herein.

Unless otherwise disclosed, the fair value of the Company’s financial instruments including cash, accounts receivable, advances to suppliers, prepaid expenses and other current assets, accounts payable, due to related parties, taxes payable, and accrued expenses and other current liabilities approximate their recorded values due to their short-term maturities.

Revenue recognition

The Company accounts for revenue recognition under Accounting Standards Codification 606, Revenue from Contracts with Customers (“ASC 606”). Revenue of the Company is mainly from the sale of two types of products, activated carbon and biomass electricity generated in the process of producing activated carbon. For the sale of activated carbon, the Company recognizes revenue when title and risk of loss passes and the customer accepts the products, which occurs at delivery. Product delivery is evidenced by warehouse shipping log as well as signed shipping bills from the shipping company, or by receipt document signed by the customer upon delivery, depending on the delivery term negotiated between the Company and customers on a customer-by-customer basis. For the sale of biomass electricity, revenue is recognized over time as the biomass electricity is delivered, which occurs when the biomass electricity is transmitted from the power plant of the Company to the provincial power grid company. The amount is based on the reading of meters, which occurs on a systematic basis throughout each reporting period and represents the market value of the biomass electricity delivered.

The Company also provides technical services to customers who purchase activated carbon from the Company. The revenue of technical services is recognized on a straight-line basis over the service period as earned.

The transaction price of activated carbon and technical services is determined based on fixed consideration in the Company’s customer contracts. Pursuant to the power purchase agreements entered into between the Company and the respective provincial power grid company, the Company’s sales of biomass electricity were made to the power grid company at the tariff rates agreed with the provincial power grid company as approved by the relevant government authorities in the PRC. In determining the transaction price, no significant financing components exist since the timing from when the Company invoices its customers to when payment is received is less than one year.

Revenue is reported net of all value added taxes. The Company generally does not permit customers to return products and historically, customer returns have been immaterial. In the event the Company receives an advance from a customer, such advance is recorded as a liability to the Company. The Company reduces the liability and recognizes revenue after the delivery of goods occurs.

The core principle underlying ASC 606 is that the Company recognizes revenue to represent the transfer of goods and services to customers in an amount that reflects the consideration to which the Company expects to be entitled in such exchange. This requires the Company to identify contractual performance obligations and determine whether revenue should be recognized at a point in time or over time, based on when control of goods and services transfers to a customer. The Company’s sales contracts of activated carbon have one single performance obligation as the promise to transfer the individual goods is not separately identifiable from other promises in the contracts and is, therefore, not distinct. Therefore, the sale of activated carbon is recognized at a point in time. The Company’s sales contracts of biomass electricity have a single performance obligation that represents a promise to transfer to the customer a series of distinct goods that are substantially the same and that have the same pattern of transfer to the customer. The Company’s performance obligation is satisfied over time as biomass electricity is delivered.

There were no contract assets as of September 30, 2025 and 2024. For the fiscal years ended September 30, 2025, 2024, and 2023, revenue recognized from performance obligations related to prior periods was insignificant. Revenue expected to be recognized in any future periods related to remaining performance obligations is insignificant.

The Company has elected the following practical expedients in applying ASC 606:

•

Unsatisfied Performance Obligations – for all performance obligations relate to contracts with a duration of less than one year, the Company has elected to apply the optional exemption provided in ASC 606, and therefore is not required to disclose the aggregate amount of the transaction price allocated to performance obligations that are unsatisfied or partially unsatisfied at the end of the reporting period.

•

Contract Costs - all incremental customer contract acquisition costs are expensed as they are incurred as the amortization period of the asset that the Company otherwise would have recognized is one year or less in duration.

•

Significant Financing Component - the Company does not adjust the promised amount of consideration for the effects of a significant financing component as the Company expects, at contract inception, that the period between when the Company transfers a promised good or service to a customer and when the customer pays for that good or service will be one year or less.

•

Sales Tax Exclusion from the Transaction Price - the Company excludes from the measurement of the transaction price all taxes assessed by a governmental authority that are both imposed on and concurrent with a specific revenue-producing transaction and collected by the Company from the customer.

•	Shipping and Handling Activities - the Company elected to account for shipping and handling activities as a fulfillment cost rather than as a separate performance obligation.

Refer to “Note 18—Segment reporting” for details of revenue disaggregation.

Cost of revenue

Cost of revenue includes cost of raw materials purchased, inbound freight cost, cost of direct labor, depreciation expenses, and other overhead. Write-down of inventory for lower of cost or net realizable value adjustments is also recorded in cost of revenue.

Research and development expenses

Research and development expenses include costs directly attributable to the conduct of research and development projects, including the cost of salaries and other employee benefits. All costs associated with research and development are expensed as incurred.

Shipping and handling

All shipping and handling costs are expensed as incurred and included in selling expenses. Total shipping and handling expenses were nil, nil, and $24,979 for the fiscal years ended September 30, 2025, 2024, and 2023, respectively.

Government subsidy income

The Company receives various government grants from time to time. There is no guarantee that the Company will continue to receive such grants in the future. For the fiscal years ended September 30, 2025, 2024, and 2023, the Company had the following subsidy income:

	For the Years Ended September 30,
	2025	2024	2023
Value-added tax refund	-	-	$465,072
Investment grant	-	-	292,487
Equipment of energy projects grants	-	$81,896	97,366
Research and development grants	-	-	71,058
Total	-	$81,896	$925,983

In January 2014, April 2014, and December 2019, the Company received government subsidies of approximately $840,000, $140,000, and $140,000 for equipment of energy projects, respectively. These subsidies were one-time grants, and the Company recognizes the income over the useful lives of the equipment. As of September 30, 2025 and 2024, the balance of unrecognized government grants was nil and nil, respectively, which was recorded in deferred revenue. During the fiscal years ended September 30, 2025, 2024, and 2023, nil, $81,896, and $97,366, was recorded in government subsidy income, respectively.

Income taxes

The Company’s subsidiaries in the PRC, Hong Kong, and the U.S. are subject to the income tax laws of the PRC, Hong Kong, and the U.S. The Company accounts for income taxes in accordance with ASC 740, Income Taxes. ASC 740 requires an asset and liability approach for financial accounting and reporting for income taxes and allows recognition and measurement of deferred tax assets based upon the likelihood of realization of tax benefits in future years. Under the asset and liability approach, deferred taxes are provided for the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is provided for deferred tax assets if it is more likely than not these items will either expire before the Company is able to realize their benefits, or future deductibility is uncertain.

ASC 740‑10‑25 prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. It also provides guidance on the recognition of income tax assets and liabilities, classification accounting for interest and penalties associated with tax positions, years open for tax examination, accounting for income taxes in interim periods and income tax disclosures. There were no material uncertain tax positions as of September 30, 2025, and 2024. As of September 30, 2025, the tax years ended December 31, 2017 through December 31, 2024 for the Company’s subsidiaries remain open for statutory examination by tax authorities.

Value added tax (“VAT”)

Sales revenue represents the invoiced value of goods, net of VAT. The VAT is based on gross sales price and VAT rates range up to 13%, depending on the type of products sold. The VAT may be offset by VAT paid by the Company on raw materials and other materials included in the cost of producing or acquiring its finished products. The Company recorded a VAT payable or receivable net of payments in the accompanying consolidated financial statements. All of the VAT returns filed by the Company’s subsidiaries in the PRC, have been and remain subject to examination by the tax authorities for five years from the date of filing.

Concentrations of credit risk

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash, term deposit, accounts receivable, advances to suppliers, and other receivables. Most of the Company’s cash is maintained with banks within the PRC. Per PRC regulations, the maximum insured bank deposit amount is RMB500,000 (approximately $70,000) for each financial institution. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness. The Company has not experienced any losses in such accounts. A significant portion of the Company’s sales are credit sales which are primarily to customers whose ability to pay is dependent upon the industry economics prevailing in these areas. The Company also makes cash advances to certain suppliers to ensure the stable supply of key raw materials. The Company performs ongoing credit evaluations of its customers and key suppliers to help further reduce credit risk (please refer to Note 14 for concentration risk details).

Comprehensive income

Comprehensive income consists of two components, net income and other comprehensive income (loss). Other comprehensive income (loss) refers to revenue, expenses, gains, and losses that under U.S. GAAP are recorded as an element of shareholders’ equity but are excluded from net income. Other comprehensive income (loss) consists of foreign currency translation adjustment from the Company not using U.S. dollar as its functional currency.

Foreign currency translation

The Company’s financial information is presented in U.S. dollars. The functional currency of the Company is the Renminbi (“RMB”), the currency of the PRC. Any transactions denominated in currencies other than RMB are translated into RMB at the exchange rate quoted by the People’s Bank of China prevailing at the dates of the transactions, and exchange gains and losses are included in the statements of income (loss) as foreign currency transaction gain or loss. The consolidated financial statements of the Company have been translated into U.S. dollars in accordance with ASC 830, Foreign Currency Matters. The financial information is first prepared in RMB and then translated into U.S. dollars at period-end exchange rates for assets and liabilities and average exchange rates for revenue and expenses. Capital accounts are translated at their historical exchange rates when the capital transactions occurred. The effects of foreign currency translation adjustments are included as a component of accumulated other comprehensive income (loss) in shareholders’ equity.

The exchange rates in effect as of September 30, 2025, and 2024, were US$1 for RMB7.1190 and RMB7.0176, respectively. The average exchange rates for the fiscal years ended September 30, 2025, 2024, and 2023, were US$1 for RMB7.2125, RMB7.2043, and RMB7.0533, respectively.

Earnings (Loss) Per Share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, Earnings per Share. ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average ordinary shares outstanding for the period. Diluted EPS is similar to basic EPS but presents the dilutive effect on a per share basis of potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. There is no anti-dilutive effect for the fiscal years ended September 30, 2025, 2024, and 2023.

Statement of cash flows

In accordance with ASC 230, Statement of Cash Flows, cash flows from the Company’s operations are formulated based upon the local currencies, and then translated at average translation rates for the periods. As a result, amounts related to assets and liabilities reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets.

Risks and uncertainties

The operations of the Company are located in the PRC. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by the political, economic, and legal environments in the PRC, in addition to the general state of the PRC economy. The Company’s results may be adversely affected by changes in the political and social conditions in the PRC, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

The Company’s sales, purchases, and expense transactions are denominated in RMB, and all of the Company’s assets and liabilities are also denominated in RMB. RMB is not freely convertible into foreign currencies under the current law. In the PRC, foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China, the central bank of the PRC. Remittances in currencies other than RMB may require certain supporting documentation in order to effect the remittance.

The Company does not carry any business interruption insurance, product liability insurance, or any other insurance policy except for a limited property insurance policy. As a result, the Company may incur uninsured losses, increasing the possibility that investors would lose their entire investment in the Company.

Recent accounting pronouncements

The Company considers the applicability and impact of all ASUs. Management periodically reviews new accounting standards that are issued.

In November 2024, the FASB issued ASU 2024-03, Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which requires that public business entities disclose additional information about specific expense categories in the notes to financial statements at interim and annual reporting periods. This ASU is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. This ASU may be applied either on a prospective or retrospective basis. We are currently evaluating the impact of this standard on our disclosures.

In November 2024, the FASB issued ASU 2024-04, Debt – Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments, which clarifies the requirements for determining whether certain settlements of convertible debt instruments should be accounted for as an induced conversion. This ASU is effective for fiscal years beginning after December 15, 2025 and interim reporting periods within those annual reporting periods, with early adoption permitted. We are currently evaluating the impact of this standard on our disclosures.

In January 2025, the FASB issued ASU 2025-01, Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40),which clarifies that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Early adoption of Update 2024-03 is permitted.

In May 2025, the FASB issued ASU 2025-03, Business Combinations (Topic 805) and Consolidation (Topic 810), Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity, which revised current guidance for determining the accounting acquirer for a transaction effected primarily by exchanging equity interests in which the legal acquiree is a VIE that meets the definition of a business. The amendments require that an entity consider the same factors that are currently required for determining which entity is the accounting acquirer in other acquisition transactions. The amendments in this Update require an entity involved in an acquisition transaction effected primarily by exchanging equity interests when the legal acquiree is a VIE that meets the definition of a business to consider the factors in paragraphs 805-10-55-12 through 55-15 to determine which entity is the accounting acquirer. The amendments in this Update are effective for all entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods. The amendments in this Update require that an entity apply the new guidance prospectively to any acquisition transaction that occurs after the initial application date. Early adoption is permitted as of the beginning of an interim or annual reporting period.

In May 2025, the FASB issued ASU 2025-04, Compensation – Stock Compensation (Topic 718) and Revenue from Contracts with Customers (Topic 606), Clarifications to Share-Based Consideration Payable to a Customer, which revised the Master Glossary definition of the term performance condition for share-based consideration payable to a customer. The revised definition incorporates conditions (such as vesting conditions) that are based on the volume or monetary amount of a customer’s purchases (or potential purchases) of goods or services from the grantor (including over a specified period of time). The revised definition also incorporates performance targets based on purchases made by other parties that purchase the grantor’s goods or services from the grantor’s customers. The revised definition of the term performance condition cannot be applied by analogy to awards granted to employees and nonemployees in exchange for goods or services to be used or consumed in the grantor’s own operations. Although it is expected that entities will conclude that fewer awards contain service conditions, for those that are determined to have service conditions, the amendments in this Update eliminate the policy election permitting a grantor to account for forfeitures as they occur. Therefore, when measuring share-based consideration payable to a customer that has a service condition, the grantor is required to estimate the number of forfeitures expected to occur. Separate policy elections for forfeitures remain available for share-based payment awards with service conditions granted to employees and nonemployees in exchange for goods or services to be used or consumed in the grantor’s own operations. The amendments in this Update clarify that share-based consideration encompasses the same instruments as share-based payment arrangements, but the grantee does not need to be a supplier of goods or services to the grantor. Finally, the amendments in this Update clarify that a grantor should not apply the guidance in Topic 606 on constraining estimates of variable consideration to share-based consideration payable to a customer. Therefore, a grantor is required to assess the probability that an award will vest using only the guidance in Topic 718. Collectively, these changes improve the decision usefulness of a grantor’s financial statements, improve the operability of the guidance, and reduce diversity in practice for accounting for share-based consideration payable to a customer. Under the amendments in this Update, revenue recognition will no longer be delayed when an entity grants awards that are not expected to vest. This is expected to result in estimates of the transaction price that better reflect the amount of consideration to which an entity expects to be entitled in exchange for transferring promised goods or services to a customer and, therefore, more decision-useful financial reporting.

The amendments in this Update are effective for all entities for annual reporting periods (including interim reporting periods within annual reporting periods) beginning after December 15, 2026. Early adoption is permitted for all entities. The amendments in this Update permit a grantor to apply the new guidance on either a modified retrospective or a retrospective basis. When applying the amendments in this Update on a modified retrospective basis, a grantor should recognize a cumulative-effect adjustment to the opening balance of retained earnings (or other appropriate components of 4 equity or net assets in the statement of financial position) as of the beginning of the period of adoption and should not recast any financial statement information before the period of adoption. A grantor should apply the amendments as of the date of initial application to all share-based consideration payable to a customer. When applying the amendments in this Update on a retrospective basis, a grantor should recast comparative periods and recognize a cumulative-effect adjustment to the opening balance of retained earnings (or other appropriate components of equity or net assets in the statement of financial position) as of the beginning of the earliest period presented. Additionally, an entity that elects to apply the guidance retrospectively should use the actual outcome, if known, of a performance condition or service condition as of the beginning of the annual reporting period of adoption for all prior-period estimates. If actual outcomes are unknown as of the beginning of the annual reporting period of adoption, an entity should use its estimate of the probability of achieving a service condition or performance condition as of the beginning of the annual reporting period of adoption for all prior-period estimates.

In July 2025, the FASB issued ASU 2025-05, “Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets (ASU 2025-05)”, simplifies credit loss calculations by introducing a practical expedient (available to all entities) that allows entities to assume current conditions won’t change over an asset’s life, removing the need for complex macroeconomic forecasts. Additionally, a new accounting policy election (for non-public business entities) allows these entities to consider post-balance sheet collection activity to estimate expected credit losses. ASU 2025-05 is effective for fiscal years beginning after December 15, 2025. Early adoptions is permitted. The Company’s management does not believe the adoption of ASU 2025-05 will have a material impact on its financial statements and disclosures.

In September 2025, the FASB issued ASU 2025-06, “Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40) - Targeted Improvements to the Accounting for Internal-Use Software”, the amendments in this Update remove all references to prescriptive and sequential software development stages (referred to as “project stages”) throughout Subtopic 350-40. Therefore, an entity is required to start capitalizing software costs when both of the following occur: 1. Management has authorized and committed to funding the software project. 2. It is probable that the project will be completed and the software will be used to perform the function intended (referred to as the “probable-to-complete recognition threshold”). In evaluating the probable-to-complete recognition threshold, an entity is required to consider whether there is significant uncertainty associated with the development activities of the software (referred to as “significant development uncertainty”). The two factors to consider in determining whether there is significant development uncertainty are whether: 1. The software being developed has technological innovations or novel, unique, or unproven functions or features, and the uncertainty related to those technological innovations, functions, or features, if identified, has not been resolved through coding and testing. 2. The entity has determined what it needs the software to do (for example, functions or features), including whether the entity has identified or continues to substantially revise the software’s significant performance requirements. The amendments in this Update specify that the disclosures in Subtopic 360- 10, Property, Plant, and Equipment—Overall, are required for all capitalized internal-use software costs, regardless of how those costs are presented in the financial statements. Additionally, the amendments clarify that the intangibles disclosures in paragraphs 350-30-50-1 through 50-3 are not required for capitalized internal-use software costs. Furthermore, the amendments in this Update supersede the website development costs guidance and incorporate the recognition requirements for website-specific development costs from Subtopic 350-50 into Subtopic 350-40. 4 within those annual reporting periods. Early adoption is permitted as of the beginning of an annual reporting period. The amendments in this Update permit an entity to applythe new guidance using any of the following transition approaches: 1. A prospective transition approach 2. A modified transition approach that is based on the status of the project and whether software costs were capitalized before the date of adoption 3. A retrospective transition approach. Under a prospective transition approach, an entity should apply the amendments in this Update to new software costs incurred as of the beginning of the period of adoption for all projects, including in-process projects. Under a modified transition approach, an entity should apply the amendments in this Update on a prospective basis to new software costs incurred (for all projects, including costs incurred for in-process projects), except for in-process projects that, as of the date of adoption, the entity determines do not meet the capitalization requirements under the amendments but meet the capitalization requirements under current guidance. For those in-process projects, an entity should derecognize any capitalized costs through a cumulative-effect adjustment to the opening balance of retained earnings (or other appropriate components of equity or net assets in the statement of financial position) as of the date of adoption. Under a retrospective transition approach, an entity should recast comparative periods and recognize a cumulative-effect adjustment to the opening balance of retained earnings (or other appropriate components of equity or net assets in the statement of financial position) as of the beginning of the first period presented.

In September 2025, the FASB issued ASU 2025-07, “Derivatives and Hedging (Topic 815) and Revenue from Contracts with Customers (Topic 606) - Derivatives Scope Refinements and Scope Clarification for Share-Based Noncash Consideration from a Customer in a Revenue Contract”, the amendments in this Update exclude from derivative accounting nonexchange-traded contracts with underlyings that are based on operations or activities specific to one of the parties to the contract. However, this scope exception does not apply to (1) variables based on a market rate, market price, or market index, (2) variables based on the price or performance of a financial asset or financial liability of one of the parties to the contract, (3) contracts (or features) involving the issuer’s own equity that are evaluated under the guidance in Subtopic 815-40, Derivatives and Hedging—Contracts in Entity’s Own Equity, and (4) call options and put options on debt instruments. The amendments in this Update are effective for all entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods. Early adoption is permitted. An entity is permitted to apply the amendments in this Update either (1) prospectively to new contracts entered into on or after the date of adoption or (2) on a modified retrospective basis through a cumulative-effect adjustment to the opening balance of retained earnings as of the beginning of the annual reporting period of adoption for contracts existing as of the beginning of the annual reporting period of adoption. If an entity applies the modified retrospective transition method described in the preceding paragraph, upon adoption the entity may elect on an instrumentby-instrument basis to (1) measure contracts previously accounted for as derivatives that are no longer accounted for as derivatives in their entirety under the amendments in this Update at fair value with changes in fair value recognized in earnings and (2) stop applying the fair value option for contracts that contained embedded features that otherwise would have been bifurcated but are no longer accounted for as derivatives under the amendments in this Update.

The amendments in this Update clarify that an entity should apply the guidance in Topic 606, including the guidance on noncash consideration in paragraphs 606-10-32-21 through 32-24, to a contract with share-based noncash consideration (for example, shares, share options, or other equity instruments) from a customer for the transfer of goods or services. The guidance in other Topics (including Topic 815 on derivatives and hedging and Topic 321 on equity securities) does not apply to share-based noncash consideration from a customer for the transfer of goods or services unless and until the entity’s right to receive or retain the share-based noncash consideration is unconditional under Topic 606. The amendments in this Update are effective for all entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods. Early adoption is permitted. An entity is permitted to apply the amendments in this Update either (1) prospectively to new contracts entered into on or after the date of adoption, including modified contracts accounted for as separate contracts in accordance with paragraph 606-10-25-12, or (2) on a modified retrospective basis through a cumulative-effect adjustment to the opening balance of retained earnings as of the beginning of the annual reporting period of adoption for contracts existing as of the beginning of the annual reporting period of adoption.

In November 2025, the FASB issued ASU 2025-08, “Financial Instruments—Credit Losses (Topic 326) Purchased Loans”, the amendments in this update expand the population of acquired financial assets subject to the gross-up approach in Topic 326. In accordance with the amendments in this Update, loans (excluding credit cards) acquired without credit deterioration and deemed “seasoned” (defined below) are purchased seasoned loans and accounted for using the gross-up approach at acquisition. Specifically, after an entity determines that a loan is a non-PCD asset based on its assessment of credit deterioration experienced since origination, the entity should apply the guidance described in the amendments to determine whether the loan is seasoned and, therefore, should be accounted for using the gross-up approach. All non-PCD loans (excluding credit cards) that are acquired in a business combination are deemed seasoned. Other non-PCD loans (excluding credit cards) are seasoned if they were purchased at least 90 days after origination and the acquirer was not involved in the origination of the loans. The amendments in this Update are effective for all entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods. The amendments in this Update should be applied prospectively to loans that are acquired on or after the initial application date. Early adoption is permitted in an interim or annual reporting period in which financial statements have not yet been issued or made available for issuance. If an entity adopts the amendments in an interim reporting period, it should apply the amendments as of the beginning of that interim reporting period or the beginning of the annual reporting period that includes that interim reporting period.

In November 2025, the FASB issued ASU 2025-09, “Derivatives and Hedging (Topic 815) Hedge Accounting Improvements”, Issue 1: Similar Risk Assessment for Cash Flow Hedges - the amendments in this Update expand the hedged risks permitted to be aggregated in a group of individual forecasted transactions in a cash flow hedge by changing the requirement to designate a group of individual forecasted transactions from having a shared risk exposure to having a similar risk exposure. Entities are required to assess risk similarity both at hedge inception and on an ongoing basis. The amendments also clarify that a group of individual forecasted transactions can be considered to have a similar risk exposure if the derivative used as the hedging instrument is highly effective against each hedged risk in the group. In addition, in some cases, entities are permitted to perform an ongoing qualitative assessment of whether a group of individual forecasted transactions has a similar risk exposure. The amendments in this Update improve GAAP by expanding the hedged risks permitted to be aggregated in a group of individual forecasted transactions, thereby enabling entities to apply hedge accounting to potentially broader portfolios of forecasted transactions. Entities that aggregate larger groups of individual forecasted transactions in accordance with the amendments can achieve hedge accounting in a more efficient, cost-effective manner while reducing the risk of missed forecasts for highly effective economic hedges. Furthermore, the amendments improve operability and foster consistent application of the similar risk assessment. Therefore, an entity’s financial statements can provide more relevant information to investors about the entity’s risk management activities related to cash flow hedges of groups of forecasted transactions. 4 The amendments in this Update improve GAAP because the application of hedge accounting will not be limited by whether the execution of the nonfinancial purchase or sale transaction is in the spot or forward market. Relative to current GAAP, which limits designation of nonfinancial components to those that are contractually specified, a model based on the clearly-and-closely-related criteria permits hedge accounting for eligible components of forecasted spot-market transactions, forward-market transactions, and subcomponents of explicitly referenced components in an agreement’s pricing formula. Furthermore, the amendments also may enable entities to reduce missed forecasts for highly effective economic hedges, more closely aligning hedge accounting with the economics of entities’ risk management activities. The amendments in this Update also clarify that entities may designate a variable price component in a contract that is accounted for as a derivative as the hedged risk if all other hedge criteria are satisfied. That clarification improves GAAP because it resolves diversity in practice about whether hedge accounting may be applied in those situations and allows hedge accounting to be applied to highly effective economic hedges. Issue 4: Net Written Options as Hedging Instruments The amendments in this Update on the use of net written options as hedging instruments improve GAAP by updating the hedge accounting guidance to accommodate differences in the loan and swap markets that developed after the cessation of the London Interbank Offered Rate. Specifically, the amendments in this Update eliminate the requirement to apply the net written option test to a compound derivative comprising a swap and a written option designated as the hedging instrument in a cash flow hedge or a fair value hedge of interest rate risk. Issue 5: Foreign-Currency-Denominated Debt Instrument as Hedging Instrument and Hedged Item (Dual Hedge) The amendments in this Update eliminate the recognition and presentation mismatch related to a dual hedge strategy (that is, a hedge for which a foreign currency-denominated debt instrument is both designated as the hedging instrument in a net investment hedge and designated as the hedged item in a fair value hedge of interest rate risk). The amendments require that an entity exclude the debt instrument’s fair value hedge basis adjustment from the net 5 investment hedge effectiveness assessment. As a result, an entity immediately recognizes in earnings the gains and losses from the remeasurement of the debt instrument’s fair value hedge basis adjustment at the spot exchange rate. Entities are prohibited from applying this guidance by analogy to other circumstances. The amendments in this Update improve GAAP by enabling entities that utilize dual hedging strategies to reflect the economic offset of changes attributable to both interest rate risk and foreign exchange risk. For public business entities, the amendments in this Update are effective for annual reporting periods beginning after December 15, 2026, and interim periods within those annual reporting periods. For entities other than public business entities, the amendments are effective for annual reporting periods beginning after December 15, 2027, and interim periods within those annual reporting periods. Early adoption is permitted on any date on or after the issuance of this Update. Entities should apply the amendments in this Update on a prospective basis for all hedging relationships. An entity may elect to adopt the amendments in this Update for hedging relationships that exist as of the date of adoption. Upon adoption of the amendments in this Update, entities are permitted to modify certain critical terms of certain existing hedging relationships without dedesignating the hedge.

In December 2025, the FASB issued ASU 2025-10, “Government Grants (Topic 832) Accounting for Government Grants Received by Business Entities”, The amendments in this Update establish the accounting for a government grant received by a business entity, including guidance for (1) a grant related to an asset and (2) a grant related to income. A grant related to an asset is a government grant, or part of a government grant, that is conditioned on the purchase, construction, or acquisition of an asset (for example, a long-lived asset or inventory). A grant related to income is a government grant, or part of a government grant, other than a grant related to an asset (for example, a grant that reimburses a business entity for operating expenses). The amendments in this Update require that a government grant received by a business entity should not be recognized until: 1. It is probable that (a) a business entity will comply with the conditions attached to the grant and (b) the grant will be received. 2. A business entity meets the recognition guidance for a grant related to an asset or a grant related to income. 3 The amendments in this Update require that a grant related to an asset be recognized on the balance sheet as a business entity incurs the related costs for which the grant is intended to compensate, either as: 1. Deferred income (the deferred income approach) 2. An adjustment to the cost basis in determining the carrying amount of the asset (the cost accumulation approach). A grant related to income and a grant related to an asset for which the deferred income approach is elected should be recognized in earnings on a systematic and rational basis over the periods in which a business entity recognizes as expenses the costs for which the grant is intended to compensate. When a business entity elects the cost accumulation approach for a grant related to an asset, there is no separate subsequent recognition of the government grant proceeds in earnings. The carrying amount of the asset that reflects the government grant proceeds would be used to determine depreciation or other subsequent accounting for that asset. The amendments in this Update require that a business entity present a grant related to income and a grant related to an asset for which the deferred income approach is elected as part of earnings either (1) separately under a general heading such as other income or (2) deducted from the related expense. In addition, the amendments in this Update require, consistent with current disclosure requirements, that a business entity provide disclosures, including the nature of the government grant received, the accounting policies used to account for the grant, and significant terms and conditions of the grant. 5 Under a modified prospective approach, prior-period results should not be restated and there is no cumulative-effect adjustment. 2. A modified retrospective approach to both: a. Government grants that are entered into on or after the beginning of the earliest period presented b. Government grants that are not complete as of the beginning of the earliest period presented. A government grant is complete when substantially all of the government grant proceeds have been recognized before the beginning of the earliest period presented. Under a modified retrospective approach, all prior period results should be restated for government grants that are not complete as of the beginning of the earliest period presented through a cumulative-effect adjustment to the opening balance of retained earnings as of the beginning of the earliest period presented. 3. A retrospective approach to all government grants through a cumulative effect adjustment to the opening balance of retained earnings as of the beginning of the earliest period presented.

In December 2025, the FASB issued ASU 2025-11, “Interim Reporting (Topic 270) Narrow-Scope Improvements”, the amendments in this Update clarify interim disclosure requirements and the applicability of Topic 270. The amendments in this Update result in a comprehensive list of interim disclosures that are required by GAAP. In developing the list of disclosures required by other Topics, the Board focused on identifying the interim disclosures that are currently required under GAAP. The objective of the amendments is to provide clarity about the current requirements, rather than evaluate whether to expand or reduce interim disclosure requirements. The amendments in this Update also include a disclosure principle that requires entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. The intent of the disclosure principle, which is modeled after a previous SEC disclosure requirement, is to help entities determine whether disclosures not specified in Topic 270 should be provided in interim reporting periods. The amendments in this Update also clarify the applicability of Topic 270, the types of interim reporting, and the form and content of interim financial statements in accordance with GAAP. The Board expects that these clarifications will enhance consistency in interim reporting for all entities. The Board considers the amendments in this Update to be necessary to reflect the development of interim reporting over time. The amendments in this Update are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027, for public business entities and for interim reporting periods within annual reporting 3 periods beginning after December 15, 2028, for entities other than public business entities. Early adoption is permitted for all entities. The amendments in this Update can be applied either (1) prospectively or (2) retrospectively to any or all prior periods presented in the financial statements.

In December 2025, the FASB issued ASU 2025-12, “Codification Improvements”, thirty-three issues are addressed in this Update. Generally, the amendments in this Update are not intended to result in significant changes for most entities. However, the Board recognizes that changes to guidance may result in accounting changes for some entities. Therefore, the Board is providing transition guidance for the amendments. The amendments in this Update are effective for all entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods. 12 Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. If an entity adopts the amendments in this Update in an interim period, it must adopt them as of the beginning of the annual reporting period that includes that interim reporting period. An entity may elect to early adopt the amendments on an issue-by-issue basis. For example, an entity may decide to early adopt certain amendments and adopt the remaining amendments at the effective date. An entity should apply the amendments in this Update (except for the amendments to Topic 260, Earnings Per Share, related to Issue 4) using one of the following transition methods: 1. Prospectively to all transactions recognized on or after the date that the entity first applies the amendments 2. Retrospectively to the beginning of the earliest comparative period presented. An entity should adjust the opening balance of retained earnings (or other appropriate components of equity or net assets in the statement of financial position) as of the beginning of the earliest comparative period presented. An entity may elect the transition method on an issue-by-issue basis. For example, it may apply certain amendments prospectively while applying others retrospectively. For the amendments in this Update to Topic 260 (that is, Issue 4), an entity should apply the amendments retrospectively to each prior reporting period presented in the period of adoption.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated financial position, statements of operations, cash flows, and disclosures.